Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets (Detail)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Net book value of intangible assets subject to amortization	¥ 0	$ 0	¥ 0
Amortizable intangible assets
Finite-Lived Intangible Assets [Line Items]
Acquired game licenses	146,925,649	22,582,059	146,925,649
Acquired game development cost	12,285,000	1,888,170	12,285,000
Less: Accumulated amortization	(85,026,783)	(13,068,377)	(85,026,783)
Impairment allowance	(72,398,186)	(11,127,397)	(72,398,186)
Translation difference	(1,785,680)	(274,455)	(1,785,680)
Net book value of intangible assets subject to amortization	¥ 0	$ 0	¥ 0